Lease Liabilities - Summary of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Lease liabilities [abstract]
Current portion of lease liabilities	$ 115,934	$ 115,344	[1]
Long-term portion of lease liabilities	297,105	313,862	[1]
Lease liabilities	$ 413,039	$ 429,206		$ 355,986

[1]	Recasted in fiscal 2022 for adjustments made to provisional amounts of UPS Freight prior year’s business combination (see note 5d)) and for change in presentation (see note 12).